Lease accounting	12 Months Ended
Dec. 31, 2023
Lease accounting
Lease accounting
14	Lease accounting

The Company has operating leases primarily for office and operation space. The lease term is generally specified in lease agreements, however certain agreements provide for lease term extensions or early termination options. To determine the period for the estimated future lease payments, the Company evaluates whether it is reasonably certain that it will exercise the option at the commencement date and periodically thereafter. The lease terms of the Company’s operating leases generally ranged from 12 to 36 months (2022: 12 to 36 months), and the weighted average remaining lease term as of December 31, 2023 was 24 months (2022: 22 months).

To determine the estimated future lease payments, the Company reviews each of its lease agreements to identify the various payment components. The Company includes only the actual lease components in its determination of future lease payments for all the leases. Once the estimated future lease payments are determined, the Company uses a discount rate to calculate the present value of the future lease payments. During the year ended December 31, 2023, a weighted average discount rate of 4.1% (2022: 4.9%) has been applied to the remaining lease payments to calculate the lease liabilities included within the consolidated balance sheets. This represents the incremental borrowing rate the Company would be subject to on borrowings from its available revolving debt agreements.

The right-of-use assets of the Company, net of accumulated amortization and impairment, amounted to US$1,292 and US$54 as of December 31, 2022 and 2023, respectively. The following table presents the maturity of the Company’s operating lease liabilities as of December 31, 2023.

2024	1,762
2025	979
2026	285
Total operating lease payments (undiscounted)	3,026
Less: Imputed interest	(134)
Total operating lease liabilities (discounted)	2,892

14	Lease accounting (Continued)

Lease expenses for these leases are recognized on a straight-line basis over the lease term. For short-term leases over which the Company has elected not to apply the recognition requirements of ASC 842, the Company has recognized the lease payments as expenses on a straight-line basis over the lease term. For the years ended December 31, 2021, 2022 and 2023, total lease cost is comprised of the following:

	For the years ended December 31,
	2021	2022	2023
Relating to the operating lease liabilities	2,862	2,835	530
Relating to short-term leases	1,518	894	966
	4,380	3,729	1,496

Supplemental cash flow information related to operating leases is as follows:

	For the years ended December 31,
	2021	2022	2023
Cash paid for the rentals included in the lease liabilities	2,781	2,776	2,548
Right-of-use assets obtained in exchange for operating lease liabilities	3,163	2,988	1,782

The Company recognized impairment of right-of-use assets of US$nil, US$2,365 and US$2,624 for the years ended December 31, 2021, 2022 and 2023, respectively.